Events After the Reporting Period (Details) - Schedule of Shareholder Approval for the Issuance of the Shares	12 Months Ended
Jun. 30, 2023 shares
US$2m [Member]
Events After the Reporting Period (Details) - Schedule of Shareholder Approval for the Issuance of the Shares [Line Items]
Description of aggregate license fee investment	US$2m
Shares issued to IntelliGen	250,000
US$5m [Member]
Events After the Reporting Period (Details) - Schedule of Shareholder Approval for the Issuance of the Shares [Line Items]
Description of aggregate license fee investment	US$5m
Shares issued to IntelliGen	500,000
US$10m [Member]
Events After the Reporting Period (Details) - Schedule of Shareholder Approval for the Issuance of the Shares [Line Items]
Description of aggregate license fee investment	US$10m
Shares issued to IntelliGen	1,000,000
US$20m [Member]
Events After the Reporting Period (Details) - Schedule of Shareholder Approval for the Issuance of the Shares [Line Items]
Description of aggregate license fee investment	US$20m
Shares issued to IntelliGen	2,000,000